Securities - Amortized Costs, Fair Value (Details 1) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	$ 319,383,000,000	$ 312,241,000,000
Available-for-sale Securities, Gross Unrealized Gains	6,905,000,000	6,102,000,000
Available-for-sale Securities, Gross Unrealized Losses	1,562,000,000	2,025,000,000
Available-for-sale Securities	324,726,000,000	316,318,000,000
Held-to-maturity Securities, Amortized Cost	15,000,000	18,000,000
Held-to-maturity Securities, Gross unrealized gains	1,000,000	2,000,000
Held-to-maturity Securities, Gross unrealized losses	0	0
Held-to-maturity Securities, Fair Value	16,000,000	20,000,000
U.S. government-sponsored enterprise obligations, fair values	95,200,000,000	94,200,000,000
Accumulated Other-than-Temporary Impairment [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Gross Unrealized Losses	102,000,000	133,000,000
Equity securities [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	3,032,000,000	1,894,000,000
Available-for-sale Securities, Gross Unrealized Gains	206,000,000	163,000,000
Available-for-sale Securities, Gross Unrealized Losses	3,000,000	6,000,000
Available-for-sale Securities	3,235,000,000	2,051,000,000
Debt Securities [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	316,351,000,000	310,347,000,000
Available-for-sale Securities, Gross Unrealized Gains	6,699,000,000	5,939,000,000
Available-for-sale Securities, Gross Unrealized Losses	1,559,000,000	2,019,000,000
Available-for-sale Securities	321,491,000,000	314,267,000,000
Mortgage-backed securities [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	179,052,000,000	171,796,000,000
Available-for-sale Securities, Gross Unrealized Gains	4,672,000,000	4,032,000,000
Available-for-sale Securities, Gross Unrealized Losses	718,000,000	973,000,000
Available-for-sale Securities	183,006,000,000	174,855,000,000
US Government Corporations and Agencies Securities [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	115,271,000,000	117,364,000,000
Available-for-sale Securities, Gross Unrealized Gains	3,838,000,000	3,159,000,000
Available-for-sale Securities, Gross Unrealized Losses	208,000,000	297,000,000
Available-for-sale Securities	118,901,000,000	120,226,000,000
Commercial mortgage [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	4,755,000,000	5,169,000,000
Available-for-sale Securities, Gross Unrealized Gains	430,000,000	502,000,000
Available-for-sale Securities, Gross Unrealized Losses	13,000,000	17,000,000
Available-for-sale Securities	5,172,000,000	5,654,000,000
Prime and Alt A [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	2,201,000,000	2,173,000,000
Available-for-sale Securities, Gross Unrealized Gains	72,000,000	81,000,000
Available-for-sale Securities, Gross Unrealized Losses	180,000,000	250,000,000
Available-for-sale Securities	2,093,000,000	2,004,000,000
Subprime [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	1,000,000	1,000,000
Available-for-sale Securities, Gross Unrealized Gains	0	0
Available-for-sale Securities, Gross Unrealized Losses	0	0
Available-for-sale Securities	1,000,000	1,000,000
Non-U.S. [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	56,824,000,000	47,089,000,000
Available-for-sale Securities, Gross Unrealized Gains	332,000,000	290,000,000
Available-for-sale Securities, Gross Unrealized Losses	317,000,000	409,000,000
Available-for-sale Securities	56,839,000,000	46,970,000,000
U.S. Treasury and government agencies [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	5,197,000,000	11,258,000,000
Available-for-sale Securities, Gross Unrealized Gains	112,000,000	118,000,000
Available-for-sale Securities, Gross Unrealized Losses	22,000,000	28,000,000
Available-for-sale Securities	5,287,000,000	11,348,000,000
Obligations of U.S. states and municipalities [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	11,353,000,000	11,732,000,000
Available-for-sale Securities, Gross Unrealized Gains	340,000,000	165,000,000
Available-for-sale Securities, Gross Unrealized Losses	115,000,000	338,000,000
Available-for-sale Securities	11,578,000,000	11,559,000,000
Certificates of Deposit [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	4,859,000,000	3,648,000,000
Available-for-sale Securities, Gross Unrealized Gains	2,000,000	1,000,000
Available-for-sale Securities, Gross Unrealized Losses	0	2,000,000
Available-for-sale Securities	4,861,000,000	3,647,000,000
Non-U.S. government debt securities [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	30,662,000,000	20,614,000,000
Available-for-sale Securities, Gross Unrealized Gains	217,000,000	191,000,000
Available-for-sale Securities, Gross Unrealized Losses	63,000,000	28,000,000
Available-for-sale Securities	30,816,000,000	20,777,000,000
Corporate Debt Securities [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	55,927,000,000	61,717,000,000
Available-for-sale Securities, Gross Unrealized Gains	393,000,000	495,000,000
Available-for-sale Securities, Gross Unrealized Losses	514,000,000	419,000,000
Available-for-sale Securities	55,806,000,000	61,793,000,000
Credit card receivables, Asset Backed Securities [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	5,124,000,000	7,278,000,000
Available-for-sale Securities, Gross Unrealized Gains	277,000,000	335,000,000
Available-for-sale Securities, Gross Unrealized Losses	0	5,000,000
Available-for-sale Securities	5,401,000,000	7,608,000,000
Collateralized debt obligations, Asset Backed Securities [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	14,859,000,000	13,336,000,000
Available-for-sale Securities, Gross Unrealized Gains	509,000,000	472,000,000
Available-for-sale Securities, Gross Unrealized Losses	117,000,000	210,000,000
Available-for-sale Securities	15,251,000,000	13,598,000,000
Other, Debt Securities [Member]
Amortized costs and estimated fair values
Available-for-sale Securities, Amortized Cost	9,318,000,000	8,968,000,000
Available-for-sale Securities, Gross Unrealized Gains	177,000,000	130,000,000
Available-for-sale Securities, Gross Unrealized Losses	10,000,000	16,000,000
Available-for-sale Securities	$ 9,485,000,000	$ 9,082,000,000